SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of reconciliation of company's financial statements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class A ordinary shares issuance costs	$ 14,006,535	$ 14,006,535
Class A ordinary shares subject to possible redemption; 24,150,000 and no shares at redemption value as of December 31, 2021 and 2020, respectively	241,608,163	241,600,623
Class A Common Stock Subject to Redemption
Gross proceeds		241,500,000
Proceeds allocated to Public Warrants		(11,109,000)
Class A ordinary shares issuance costs		(14,006,535)
Subsequent measurement of carrying value to redemption value	7,540	25,216,158
Class A ordinary shares subject to possible redemption; 24,150,000 and no shares at redemption value as of December 31, 2021 and 2020, respectively	$ 241,608,163	$ 241,600,623